PROPERTY AND EQUIPMENT, ASSETS HELD FOR SALE AND OEM COST RECOVERIES, Capital Expenditures (Details) $ in Thousands	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($) Aircraft	Oct. 31, 2019 USD ($) Aircraft	Mar. 31, 2019 USD ($) Aircraft	Mar. 31, 2018 USD ($) Aircraft
Property and. Equipment [Abstract]
Number of aircraft delivered | Aircraft		2	2	1	5
Capital expenditures		$ 36,115	$ 41,574	$ 40,902	$ 46,287
Gain (Loss) on Contract Termination	$ 14,000	0	0	14,699	0
Aircraft
Property and. Equipment [Abstract]
Capital expenditures		35,767	38,386	35,315	32,418
Other Capitalized Property Plant and Equipment
Property and. Equipment [Abstract]
Capital expenditures		$ 348	$ 3,188	$ 5,587	13,869
Construction in progress
Property and. Equipment [Abstract]
Capital expenditures					$ 2,300
Medium Aircraft
Property and. Equipment [Abstract]
Number of aircraft delivered | Aircraft		0	0	1	5
SAR Aircraft
Property and. Equipment [Abstract]
Number of aircraft delivered | Aircraft		2	2	0	0
U.K SAR
Property and. Equipment [Abstract]
Number of aircraft delivered | Aircraft		2	2